Parent company only condensed financial information - Schedule of condensed balance sheet (Details) ¥ in Millions, $ in Millions	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Cash and cash equivalents	¥ 248,125	$ 34,365	¥ 193,086
Total assets	1,764,829	244,426	1,753,044
Current unsecured senior notes	16,252	2,251	4,800
Non-current bank borrowings	55,686	7,712	52,023
Non-current unsecured senior notes	86,089	11,923	97,065
Total liabilities	652,230	90,333	630,123
Ordinary shares	1	0	1
Additional paid-in capital	397,999	55,122	416,880
Treasury shares, at cost	(27,684)	(3,834)	(28,763)
Subscription receivables	0	0	(49)
Statutory reserves	14,733	2,040	12,977
Retained earnings	597,897	82,809	599,028
Total shareholders' equity	986,544	136,635	989,657
Total liabilities, mezzanine equity and equity	1,764,829	$ 244,426	1,753,044
Parent Company [Member]
Cash and cash equivalents	1,114		576
Amounts due from subsidiaries	49,096		99,536
Prepayments and other assets	527		868
Interest in subsidiaries and VIEs	1,180,705		1,123,451
Total assets	1,231,442		1,224,431
Current unsecured senior notes	16,252		4,800
Amounts due to subsidiaries	110,867		103,507
Accrued and other liabilities	2,862		2,009
Non-current bank borrowings	28,828		27,393
Non-current unsecured senior notes	86,089		97,065
Total liabilities	244,898		234,774
Ordinary shares	1		1
Additional paid-in capital	397,999		416,880
Treasury shares, at cost	(27,684)		(28,763)
Subscription receivables	0		(49)
Statutory reserves	14,733		12,977
Accumulated other comprehensive (loss) income	3,598		(10,417)
Retained earnings	597,897		599,028
Total shareholders' equity	986,544		989,657
Total liabilities, mezzanine equity and equity	¥ 1,231,442		¥ 1,224,431